Income Taxes - Movements in Deferred Tax Assets (Liabilities) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	₩ 598,994	₩ 191,037
Inc. (Dec.)	(3,631)	407,957
Ending	595,363	598,994
Allowance for credit losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	130,501	143,358
Inc. (Dec.)	26,107	(12,857)
Ending	156,608	130,501
PP&E and Intangible asset [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	382,838	(1,118,806)
Inc. (Dec.)	(143,136)	1,501,644
Ending	239,702	382,838
Share of profit or loss of equity-accounted investees [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	269,638	224,566
Inc. (Dec.)	21,281	45,072
Ending	290,919	269,638
Allowance for inventories valuation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	47,565	22,983
Inc. (Dec.)	15,622	24,582
Ending	63,187	47,565
Prepaid expenses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	16,923	19,530
Inc. (Dec.)	(3,370)	(2,607)
Ending	13,553	16,923
Gain or loss on foreign currency [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	(13,706)	(1,105)
Inc. (Dec.)	156,945	(12,601)
Ending	143,239	(13,706)
Defined benefit liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	(40,417)	(148,341)
Inc. (Dec.)	36,883	107,924
Ending	(3,534)	(40,417)
Provision for construction losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	17,949	10,190
Inc. (Dec.)	(6,280)	7,759
Ending	11,669	17,949
Provision for construction warranty [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	70,271	74,360
Inc. (Dec.)	(24,548)	(4,089)
Ending	45,723	70,271
Accrued income [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	(39,762)	(50,452)
Inc. (Dec.)	18,491	10,690
Ending	(21,271)	(39,762)
Impairment loss on AFS [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	94,542	118,149
Inc. (Dec.)	(225)	(23,607)
Ending	94,317	94,542
Difference in acquisition costs of treasury shares [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	43,892	69,408
Inc. (Dec.)	(151)	(25,516)
Ending	43,741	43,892
Provision for accelerated depreciation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	(2,736,674)	(8,510)
Inc. (Dec.)	75,944	(2,728,164)
Ending	(2,660,730)	(2,736,674)
Spin-off [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	1,543,628	0
Inc. (Dec.)	(7,451)	1,543,628
Ending	1,536,177	1,543,628
Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	487,444	309,618
Inc. (Dec.)	(328,342)	177,826
Ending	159,102	487,444
Temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	274,632	(335,052)
Inc. (Dec.)	(162,230)	609,684
Ending	112,402	274,632
Changes in fair value of investments in equity instruments measured at fair value through other comprehensive income [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	36,028	73,459
Inc. (Dec.)	(71,600)	(37,431)
Ending	(35,572)	36,028
Other deferred income taxes recognized directly to equity [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	(7,051)	134,737
Inc. (Dec.)	54,339	(141,788)
Ending	47,288	(7,051)
Deferred income taxes recognized directly to equity [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	28,977	208,196
Inc. (Dec.)	(17,261)	(179,219)
Ending	11,716	28,977
Tax credit carry-forward and others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	71,364	72,864
Inc. (Dec.)	182,195	(1,500)
Ending	253,559	71,364
Investments in subsidiaries, associates and joint ventures [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	224,021	245,029
Inc. (Dec.)	(6,335)	(21,008)
Ending	₩ 217,686	₩ 224,021